SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Contract Liabilities
Balance at beginning of year	$ 1,673	$ 7,943
Additions	2,015,317	858,595
Recognized to revenue during the year	(1,974,219)	(864,865)
Balance at the end of year	$ 42,771	$ 1,673